Other Financial Liabilities - Summary of Interest-bearing Loans and Borrowings (Parenthetical) (Detail) - Singapore Dollar [Member]	Dec. 31, 2017 SGD ($)	Dec. 31, 2016 SGD ($)	Dec. 31, 2016 USD ($)
Bank of Tokyo-Mitsubishi, UFJ Ltd [Member]
Disclosure of detailed information about borrowings [Line Items]
Facility limit	$ 30,000,000	$ 30,000,000
Sumitomo Mitsui Banking Corporation [Member]
Disclosure of detailed information about borrowings [Line Items]
Facility limit			$ 30,000,000